UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22969

Palmer Square Opportunistic Income Fund

(Exact name of registrant as specified in charter)

1900 Shawnee Mission Parkway Suite 315

Mission Woods, KS 66205

(Address of principal executive offices) (Zip code)

Scott Betz

Chief Compliance Officer

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, KS 66205

(Name and address of agent for service)

Registrant’s telephone number, including area code: (816) 994-3200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2019

Item 1. Schedule of Investments.

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS — 8.1%
$666,499	Alphabet Holding Co., Inc. 5.286% (US LIBOR+350 basis points), 9/28/2024[1,2,3]	$610,403
400,000	Amynta Agency Borrower, Inc. 10.286% (US LIBOR+850 basis points), 2/28/2026[1,2,3]	403,750
560,000	Avaya, Inc. 6.406% (US LIBOR+425 basis points), 12/15/2024[1,2,3]	535,853
694,670	BCP Raptor LLC 6.036% (US LIBOR+425 basis points), 6/30/2024[1,2,3]	615,217
150,000	BCPE Rover Merger Sub, Inc. 10.036% (US LIBOR+825 basis points), 11/28/2026[1,2,3]	125,438
400,000	California Resources Corp. 11.375% (US LIBOR+1,037.5 basis points), 12/31/2021[1,2,3,4,5]	273,500
	CCS-CMGC Holdings, Inc.
272,938	7.544% (US LIBOR+550 basis points), 10/1/2025[1,2,3]	269,982
150,000	10.927% (US LIBOR+900 basis points), 10/1/2026[1,2,3]	148,500
397,815	Covia Holdings Corp. 6.043% (US LIBOR+375 basis points), 6/1/2025[1,2,3]	279,821
117,779	Ditech Holding Corp. 8.499% (US LIBOR+600 basis points), 6/30/2022[1,3]	48,069
919,309	Envision Healthcare Corp. 5.536% (US LIBOR+375 basis points), 10/10/2025[1,2,3]	746,649
450,000	Exact Holding North America, Inc. 10.104% (US LIBOR+800 basis points), 9/29/2025[1,2,3]	439,499
350,000	Flexential Intermediate Corp. 9.480% (US LIBOR+725 basis points), 8/1/2025[1,2,3]	253,750
897,705	Idera, Inc. 6.290% (US LIBOR+450 basis points), 6/29/2024[1,2,3]	890,411
694,670	Inmar, Inc. 6.104% (US LIBOR+400 basis points), 5/1/2024[1,2,3]	655,595
609,201	Isagenix International LLC 8.080% (US LIBOR+575 basis points), 6/14/2025[1,2,3]	468,324
600,000	Janus International Group LLC 5.536% (US LIBOR+375 basis points), 2/15/2025[1,2,3]	591,000
273,615	Kestrel Acquisition LLC 6.040% (US LIBOR+425 basis points), 6/30/2025[1,2,3]	254,462
615,875	LifeScan Global Corp. 8.660% (US LIBOR+600 basis points), 10/1/2024[1,2,3]	552,748
423,938	Lower Cadence Holdings LLC 5.804% (US LIBOR+400 basis points), 5/22/2026[1,2,3]	395,322
646,750	Minotaur Acquisition, Inc. 6.786% (US LIBOR+500 basis points), 3/29/2026[1,2,3]	614,416
362,199	MoneyGram International, Inc. 7.786% (US LIBOR+600 basis points), 6/30/2023[1,2,3]	325,979

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$250,000	MPH Acquisition Holdings LLC 5.351% (US LIBOR+275 basis points), 6/7/2023[1,2,3]	$235,127
296,201	Murray Energy Corp. 9.354% (US LIBOR+725 basis points), 10/17/2022[1,3]	97,543
399,917	NeuStar, Inc. 9.786% (US LIBOR+800 basis points), 8/8/2025[1,2,3]	376,674
895,385	Ortho-Clinical Diagnostics S.A. 5.306% (US LIBOR+325 basis points), 6/1/2025[1,2,3]	857,707
325,000	Quest Software U.S. Holdings, Inc. 10.177% (US LIBOR+825 basis points), 5/18/2026[1,2,3]	319,855
400,000	Renaissance Holdings Corp. 8.786% (US LIBOR+700 basis points), 5/29/2026[1,2,3]	378,000
396,595	U.S. Silica Co. 5.813% (US LIBOR+400 basis points), 5/1/2025[1,3]	330,234
368,112	Veritas US, Inc. 5.796% (US LIBOR+450 basis points), 1/27/2023[1,2,3]	342,957
348,250	VVC Holding Corp. 6.681% (US LIBOR+450 basis points), 2/11/2026[1,2,3]	346,073
900,000	WaterBridge Midstream Operating LLC 7.834% (US LIBOR+575 basis points), 6/21/2026[1,2,3]	855,000
729,942	Windstream Services LLC 8.000% (US LIBOR+200 basis points), 4/24/2020[1,3,4,5]	729,259
550,000	Zelis Payments Buyer, Inc. 6.536% (US LIBOR+475 basis points), 9/30/2026[1,2,3]	545,187
	Total Bank Loans
	(Cost $16,038,619)	14,912,304
	BONDS — 85.6%
	ASSET-BACKED SECURITIES — 79.0%
1,000,000	AIMCO CLO Ltd. Series 2019-10A, Class E, 8.848% (3-Month USD Libor+655 basis points), 7/22/2032[2,3,6]	941,405
2,000,000	AIMCO CLO Series Series 2015-AA, Class SUB, 0.000%, 1/15/2028[2,6,7]	1,419,267
	Annisa CLO Ltd.
1,000,000	Series 2016-2A, Class DR, 4.966% (3-Month USD Libor+300 basis points), 7/20/2031[2,3,6]	916,024
1,000,000	Series 2016-2A, Class ER, 7.966% (3-Month USD Libor+600 basis points), 7/20/2031[2,3,6]	884,620
	Apidos CLO
500,000	Series 2015-21A, Class DR, 7.203% (3-Month USD Libor+520 basis points), 7/18/2027[2,3,6]	445,822
1,750,000	Series 2015-22X, Class E, 9.216% (3-Month USD Libor+725 basis points), 10/20/2027[2,3]	1,563,608

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,750,000	Series 2018-18A, Class E, 7.653% (3-Month USD Libor+570 basis points), 10/22/2030[2,3,6]	$2,461,236
675,000	Series 2017-28A, Class D, 7.466% (3-Month USD Libor+550 basis points), 1/20/2031[2,3,6]	599,829
2,500,000	Series 2013-12A, Class DR, 4.601% (3-Month USD Libor+260 basis points), 4/15/2031[2,3,6]	2,232,104
1,400,000	Series 2013-12A, Class ER, 7.401% (3-Month USD Libor+540 basis points), 4/15/2031[2,3,6]	1,173,366
1,000,000	Series 2019-31A, Class E, 8.751% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,6]	958,993
750,000	Series 2013-15A, Class DRR, 4.666% (3-Month USD Libor+270 basis points), 4/20/2031[2,3,6]	674,537
2,000,000	Series 2013-15A, Class ERR, 7.666% (3-Month USD Libor+570 basis points), 4/20/2031[2,3,6]	1,759,263
500,000	Avery Point CLO Ltd. Series 2015-7A, Class E, 8.601% (3-Month USD Libor+660 basis points), 1/15/2028[2,3,6]	470,790
	Bardot CLO Ltd.
1,000,000	Series 2019-2A, Class D, 5.666% (3-Month USD Libor+380 basis points), 10/22/2032[2,3,6]	1,000,000
2,000,000	Series 2019-2A, Class E, 8.816% (3-Month USD Libor+695 basis points), 10/22/2032[2,3,6]	1,960,000
	Barings CLO Ltd.
450,000	Series 2013-IA, Class DR, 4.516% (3-Month USD Libor+255 basis points), 1/20/2028[2,3,6]	430,324
1,000,000	Series 2013-IA, Class ER, 7.166% (3-Month USD Libor+520 basis points), 1/20/2028[2,3,6]	934,995
1,875,000	Series 2017-1A, Class E, 8.003% (3-Month USD Libor+600 basis points), 7/18/2029[2,3,6]	1,728,075
1,000,000	Series 2018-2A, Class C, 4.701% (3-Month USD Libor+270 basis points), 4/15/2030[2,3,6]	939,714
500,000	Series 2018-2A, Class D, 7.551% (3-Month USD Libor+555 basis points), 4/15/2030[2,3,6]	445,820
1,000,000	Series 2019-3A, Class E, 8.746% (3-Month USD Libor+678 basis points), 4/20/2031[2,3,6]	958,511
	Benefit Street Partners CLO Ltd.
1,000,000	Series 2016-10A, Class DR, 8.651% (3-Month USD Libor+665 basis points), 1/15/2029[2,3,6]	939,356
1,250,000	Series 2014-IVA, Class CRR, 5.766% (3-Month USD Libor+380 basis points), 1/20/2029[2,3,6]	1,228,632
1,500,000	Series 2017-11A, Class E, 9.201% (3-Month USD Libor+720 basis points), 4/15/2029[2,3,6]	1,202,995

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$805,000	Series 2013-IIA, Class CR, 5.701% (3-Month USD Libor+370 basis points), 7/15/2029[2,3,6]	$775,094
500,000	Series 2013-IIA, Class DR, 8.551% (3-Month USD Libor+655 basis points), 7/15/2029[2,3,6]	434,865
1,775,000	Series 2013-IIIA, Class DR, 8.566% (3-Month USD Libor+660 basis points), 7/20/2029[2,3,6]	1,546,649
1,000,000	Series 2017-12A, Class D, 8.411% (3-Month USD Libor+641 basis points), 10/15/2030[2,3,6]	869,121
325,000	Series 2015-8A, Class DR, 7.566% (3-Month USD Libor+560 basis points), 1/20/2031[2,3,6]	273,314
750,000	Series 2018-5BA, Class C, 4.896% (3-Month USD Libor+293 basis points), 4/20/2031[2,3,6]	677,275
1,000,000	Series 2018-14A, Class E, 7.316% (3-Month USD Libor+535 basis points), 4/20/2031[2,3,6]	861,633
1,000,000	Series 2018-5BA, Class D, 7.916% (3-Month USD Libor+595 basis points), 4/20/2031[2,3,6]	872,127
1,000,000	Series 2019-17A, Class E, 8.601% (3-Month USD Libor+660 basis points), 7/15/2032[2,3,6]	971,437
	BlueMountain CLO Ltd.
1,000,000	Series 2013-1A, Class DR, 9.466% (3-Month USD Libor+750 basis points), 1/20/2029[2,3,6]	933,062
1,000,000	Series 2018-23A, Class E, 7.616% (3-Month USD Libor+565 basis points), 10/20/2031[2,3,6]	906,281
1,000,000	Series 2019-25A, Class E, 8.986% (3-Month USD Libor+670 basis points), 7/15/2032[2,3,6]	950,525
500,000	California Street CLO LP Series 2012-9A, Class D1R2, 5.981% (3-Month USD Libor+370 basis points), 7/16/2032[2,3,6]	492,690
1,000,000	Carbone CLO Ltd. Series 2017-1A, Class D, 7.866% (3-Month USD Libor+590 basis points), 1/20/2031[2,3,6]	897,216
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	Series 2015-2A, Class CR, 4.186% (3-Month USD Libor+225 basis points), 4/27/2027[2,3,6]	968,565
1,000,000	Series 2015-3A, Class DR, 7.136% (3-Month USD Libor+520 basis points), 7/28/2028[2,3,6]	871,695
3,500,000	Series 2015-4A, Class DR, 8.666% (3-Month USD Libor+670 basis points), 7/20/2032[2,3,6]	2,972,370
750,000	Carlyle U.S. CLO Ltd. Series 2019-1A, Class C, 5.666% (3-Month USD Libor+370 basis points), 4/20/2031[2,3,6]	727,136

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Catamaran CLO Ltd.
$2,500,000	Series 2014-2A, Class C, 5.503% (3-Month USD Libor+350 basis points), 10/18/2026[2,3,6]	$2,496,854
1,250,000	Series 2013-1A, Class DR, 4.736% (3-Month USD Libor+280 basis points), 1/27/2028[2,3,6]	1,175,463
1,500,000	CIFC Funding Ltd. Series 2013-4A, Class ERR, 7.386% (3-Month USD Libor+545 basis points), 4/27/2031[2,3,6]	1,264,391
1,500,000	Cumberland Park CLO Ltd. Series 2015-2A, Class ER, 7.616% (3-Month USD Libor+565 basis points), 7/20/2028[2,3,6]	1,360,234
	Dryden CLO Ltd.
1,250,000	Series 2018-64A, Class E, 7.603% (3-Month USD Libor+560 basis points), 4/18/2031[2,3,6]	1,099,324
1,890,000	Series 2018-64A, Class F, 9.153% (3-Month USD Libor+715 basis points), 4/18/2031[2,3,6]	1,491,569
995,000	Series 2018-57A, Class D, 4.708% (3-Month USD Libor+255 basis points), 5/15/2031[2,3,6]	884,305
330,000	Series 2018-57A, Class E, 7.358% (3-Month USD Libor+520 basis points), 5/15/2031[2,3,6]	281,883
1,000,000	Series 2018-70A, Class E, 8.051% (3-Month USD Libor+605 basis points), 1/16/2032[2,3,6]	917,245
750,000	Series 2019-72A, Class E, 9.232% (3-Month USD Libor+680 basis points), 5/15/2032[2,3,6]	709,741
	Dryden Senior Loan Fund
1,750,000	Series 2012-25A, Class DRR, 4.986% (3-Month USD Libor+300 basis points), 10/15/2027[2,3,6]	1,707,227
7,000,000	Series 2014-33X, Class SUBR, 0.000%, 4/15/2029[2,7]	3,666,607
1,000,000	Series 2014-36A, Class DR2, 5.701% (3-Month USD Libor+370 basis points), 4/15/2029[2,3,6]	983,605
1,500,000	Series 2016-43A, Class ERR, 8.666% (3-Month USD Libor+670 basis points), 7/20/2029[2,3,6]	1,405,742
1,000,000	Series 2017-54A, Class E, 8.166% (3-Month USD Libor+620 basis points), 10/19/2029[2,3,6]	909,931
1,250,000	Series 2016-42A, Class ER, 7.551% (3-Month USD Libor+555 basis points), 7/15/2030[2,3,6]	1,063,403
1,750,000	Series 2015-38A, Class ER, 7.601% (3-Month USD Libor+560 basis points), 7/15/2030[2,3,6]	1,497,126
1,775,000	Series 2017-50A, Class E, 8.261% (3-Month USD Libor+626 basis points), 7/15/2030[2,3,6]	1,653,761
500,000	Series 2016-45A, Class DR, 5.151% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,6]	478,990

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,875,000	Series 2016-45A, Class ER, 7.851% (3-Month USD Libor+585 basis points), 10/15/2030[2,3,6]	$1,639,037
2,000,000	Series 2015-41A, Class ER, 7.286% (3-Month USD Libor+530 basis points), 4/15/2031[2,3,6]	1,661,865
	Eaton Vance CLO Ltd.
1,075,000	Series 2015-1A, Class DR, 4.466% (3-Month USD Libor+250 basis points), 1/20/2030[2,3,6]	954,232
1,000,000	Series 2015-1A, Class ER, 7.566% (3-Month USD Libor+560 basis points), 1/20/2030[2,3,6]	889,726
750,000	Series 2014-1RA, Class D, 5.051% (3-Month USD Libor+305 basis points), 7/15/2030[2,3,6]	716,673
500,000	Series 2014-1RA, Class E, 7.701% (3-Month USD Libor+570 basis points), 7/15/2030[2,3,6]	446,689
1,000,000	Series 2019-1A, Class E, 8.751% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,6]	959,143
	Flatiron CLO Ltd.
500,000	Series 2015-1A, Class E, 6.701% (3-Month USD Libor+470 basis points), 4/15/2027[2,3,6]	485,958
1,500,000	Series 2017-1A, Class SUB, 0.000%, 5/15/2030[2,6,7]	927,019
	Highbridge Loan Management Ltd.
750,000	Series 7A-2015, Class DR, 4.558% (3-Month USD Libor+240 basis points), 3/15/2027[2,3,6]	716,772
1,000,000	Series 7A-2015, Class FR, 8.758% (3-Month USD Libor+660 basis points), 3/15/2027[2,3,6]	854,665
875,000	Series 2013-2A, Class DR, 8.566% (3-Month USD Libor+660 basis points), 10/20/2029[2,3,6]	818,138
500,000	Series 5A-2015, Class DRR, 5.151% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,6]	456,416
1,250,000	Series 5A-2015, Class ERR, 8.001% (3-Month USD Libor+600 basis points), 10/15/2030[2,3,6]	1,091,350
	HPS Loan Management Ltd.
2,500,000	Series 10A-16, Class C, 5.616% (3-Month USD Libor+365 basis points), 1/20/2028[2,3,6]	2,443,580
500,000	Series 15A-19, Class E, 8.766% (3-Month USD Libor+660 basis points), 7/22/2032[2,3,6]	469,045
500,000	Jamestown CLO Ltd. Series 2016-9A, Class C1R, 6.066% (3-Month USD Libor+410 basis points), 10/20/2028[2,3,6]	500,063
750,000	Jay Park CLO Ltd. Series 2016-1A, Class DR, 7.166% (3-Month USD Libor+520 basis points), 10/20/2027[2,3,6]	656,518

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	LCM LP
$1,250,000	Series 21A, Class DR, 4.766% (3-Month USD Libor+280 basis points), 4/20/2028[2,3,6]	$1,208,369
1,250,000	Series 15A, Class ER, 8.466% (3-Month USD Libor+650 basis points), 7/20/2030[2,3,6]	1,100,731
500,000	Series 14A, Class DR, 4.716% (3-Month USD Libor+275 basis points), 7/20/2031[2,3,6]	446,428
1,000,000	Series 14A, Class ER, 7.466% (3-Month USD Libor+550 basis points), 7/20/2031[2,3,6]	795,533
600,000	LCM Ltd. Series 28A, Class E, 7.716% (3-Month USD Libor+575 basis points), 10/20/2030[2,3,6]	520,022
345,000	Limerock CLO LLC Series 2014-3A, Class C, 5.566% (3-Month USD Libor+360 basis points), 10/20/2026[2,3,6]	344,722
	Madison Park Funding Ltd.
1,250,000	Series 2015-19A, Class CR, 4.103% (3-Month USD Libor+215 basis points), 1/22/2028[2,3,6]	1,209,639
1,460,000	Series 2015-19A, Class DR, 6.303% (3-Month USD Libor+435 basis points), 1/22/2028[2,3,6]	1,287,533
250,000	Series 2018-27A, Class C, 4.566% (3-Month USD Libor+260 basis points), 4/20/2030[2,3,6]	231,284
	Magnetite Ltd.
500,000	Series 2015-16A, Class ER, 7.003% (3-Month USD Libor+500 basis points), 1/18/2028[2,3,6]	485,922
500,000	Series 2014-8A, Class DR2, 4.901% (3-Month USD Libor+290 basis points), 4/15/2031[2,3,6]	468,970
500,000	Series 2019-22A, Class D, 5.651% (3-Month USD Libor+365 basis points), 4/15/2031[2,3,6]	494,886
500,000	Series 2019-22A, Class E, 8.751% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,6]	491,024
250,000	Series 2015-12A, Class DR, 5.001% (3-Month USD Libor+300 basis points), 10/15/2031[2,3,6]	239,068
1,625,000	Series 2015-12A, Class ER, 7.681% (3-Month USD Libor+568 basis points), 10/15/2031[2,3,6]	1,465,519
1,750,000	Series 2015-14RA, Class F, 9.933% (3-Month USD Libor+793 basis points), 10/18/2031[2,3,6]	1,490,475
750,000	Milos CLO Ltd. Series 2017-1A, Class E, 8.266% (3-Month USD Libor+630 basis points), 10/20/2030[2,3,6]	679,600
	Neuberger Berman CLO Ltd.
1,375,000	Series 2016-21A, Class DR, 4.366% (3-Month USD Libor+240 basis points), 4/20/2027[2,3,6]	1,320,315

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,125,000	Series 2015-20A, Class DR, 4.401% (3-Month USD Libor+240 basis points), 1/15/2028[2,3,6]	$1,087,578
1,500,000	Series 2017-16SA, Class D, 4.501% (3-Month USD Libor+250 basis points), 1/15/2028[2,3,6]	1,448,443
1,500,000	Series 2014-17A, Class ER, 8.503% (3-Month USD Libor+655 basis points), 4/22/2029[2,3,6]	1,297,754
1,000,000	Series 2013-14A, Class ER, 8.386% (3-Month USD Libor+645 basis points), 1/28/2030[2,3,6]	860,880
350,000	Series 2014-18A, Class CR2, 4.966% (3-Month USD Libor+300 basis points), 10/21/2030[2,3,6]	315,875
3,000,000	Series 2014-18A, Class DR2, 7.886% (3-Month USD Libor+592 basis points), 10/21/2030[2,3,6]	2,562,206
	Neuberger Berman Loan Advisers CLO Ltd.
916,000	Series 2018-27A, Class E, 7.201% (3-Month USD Libor+520 basis points), 1/15/2030[2,3,6]	796,902
1,000,000	Series 2017-26A, Class E, 7.903% (3-Month USD Libor+590 basis points), 10/18/2030[2,3,6]	912,936
750,000	Series 2018-30A, Class E, 8.716% (3-Month USD Libor+675 basis points), 1/20/2031[2,3,6]	714,222
500,000	Series 2019-31A, Class E, 8.716% (3-Month USD Libor+675 basis points), 4/20/2031[2,3,6]	470,014
1,250,000	Series 2018-29A, Class E, 7.566% (3-Month USD Libor+560 basis points), 10/19/2031[2,3,6]	1,085,771
675,000	Octagon Investment Partners Ltd. Series 2018-3A, Class E, 7.716% (3-Month USD Libor+575 basis points), 10/20/2030[2,3,6]	603,757
	OZLM Ltd.
375,000	Series 2018-22A, Class C, 4.652% (3-Month USD Libor+265 basis points), 1/17/2031[2,3,6]	334,378
875,000	Series 2018-18A, Class D, 4.836% (3-Month USD Libor+285 basis points), 4/15/2031[2,3,6]	788,714
500,000	Series 2018-20A, Class C, 4.916% (3-Month USD Libor+295 basis points), 4/20/2031[2,3,6]	454,296
	Rockford Tower CLO Ltd.
1,000,000	Series 2017-1A, Class E, 7.401% (3-Month USD Libor+540 basis points), 4/15/2029[2,3,6]	896,379
500,000	Series 2017-3A, Class D, 4.616% (3-Month USD Libor+265 basis points), 10/20/2030[2,3,6]	461,095
500,000	Series 2018-1A, Class D, 5.136% (3-Month USD Libor+300 basis points), 5/20/2031[2,3,6]	469,008
2,000,000	Series 2018-1A, Class E, 7.986% (3-Month USD Libor+585 basis points), 5/20/2031[2,3,6]	1,784,370

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,300,000	Series 2019-1A, Class E, 8.326% (3-Month USD Libor+636 basis points), 4/20/2032[2,3,6]	$1,218,694
2,000,000	TCI-Flatiron CLO Ltd. Series 2018-1A, Class E, 8.528% (3-Month USD Libor+660 basis points), 1/29/2032[2,3,6]	1,862,006
1,000,000	Upland CLO Ltd. Series 2016-1A, Class CR, 4.866% (3-Month USD Libor+290 basis points), 4/20/2031[2,3,6]	902,035
750,000	Verde CLO Ltd. Series 2019-1A, Class E, 8.901% (3-Month USD Libor+690 basis points), 4/15/2032[2,3,6]	712,857
	Voya CLO Ltd.
1,000,000	Series 2012-4A, Class BR, 4.501% (3-Month USD Libor+250 basis points), 10/15/2028[2,3,6]	1,000,593
650,000	Series 2012-4A, Class DR, 9.651% (3-Month USD Libor+765 basis points), 10/15/2028[2,3,6]	651,774
750,000	Series 2015-1A, Class CR, 4.353% (3-Month USD Libor+235 basis points), 1/18/2029[2,3,6]	684,006
500,000	Series 2013-1A, Class CR, 4.951% (3-Month USD Libor+295 basis points), 10/15/2030[2,3,6]	459,627
1,000,000	Series 2013-1A, Class DR, 8.481% (3-Month USD Libor+648 basis points), 10/15/2030[2,3,6]	903,203
1,250,000	Series 2016-1A, Class DR, 7.216% (3-Month USD Libor+525 basis points), 1/20/2031[2,3,6]	1,068,947
750,000	Series 2014-1A, Class DR2, 8.003% (3-Month USD Libor+600 basis points), 4/18/2031[2,3,6]	654,309
1,000,000	Series 2018-1A, Class C, 4.566% (3-Month USD Libor+260 basis points), 4/19/2031[2,3,6]	908,756
1,000,000	Series 2018-1A, Class D, 7.166% (3-Month USD Libor+520 basis points), 4/19/2031[2,3,6]	866,235
1,450,000	Series 2013-2A, Class CR, 4.690% (3-Month USD Libor+275 basis points), 4/25/2031[2,3,6]	1,306,026
2,000,000	Series 2014-4A, Class DR, 7.951% (3-Month USD Libor+595 basis points), 7/14/2031[2,3,6]	1,732,922
500,000	Series 2018-2A, Class E, 7.251% (3-Month USD Libor+525 basis points), 7/15/2031[2,3,6]	437,758
795,000	Series 2018-2A, Class F, 9.291% (3-Month USD Libor+729 basis points), 7/15/2031[2,3,6]	651,693
650,000	Series 2018-3A, Class D, 5.001% (3-Month USD Libor+300 basis points), 10/15/2031[2,3,6]	605,721
2,500,000	Series 2018-4A, Class E, 8.301% (3-Month USD Libor+630 basis points), 1/15/2032[2,3,6]	2,337,546

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	York CLO Ltd.
$1,225,000	Series 2016-1A, Class ER, 8.366% (3-Month USD Libor+640 basis points), 10/20/2029[2,3,6]	$1,143,993
1,750,000	Series 2014-1A, Class DRR, 4.963% (3-Month USD Libor+301 basis points), 10/22/2029[2,3,6]	1,673,416
1,000,000	Series 2015-1A, Class DR, 4.553% (3-Month USD Libor+260 basis points), 1/22/2031[2,3,6]	918,403
750,000	Series 2018-1A, Class D, 5.303% (3-Month USD Libor+335 basis points), 10/22/2031[2,3,6]	706,446
2,500,000	Series 2018-1A, Class E, 7.963% (3-Month USD Libor+601 basis points), 10/22/2031[2,3,6]	2,274,526
500,000	Series 2019-1A, Class D, 6.166% (3-Month USD Libor+400 basis points), 7/22/2032[2,3,6]	489,501
500,000	Series 2019-1A, Class E, 9.226% (3-Month USD Libor+706 basis points), 7/22/2032[2,3,6]	480,837
	Total Asset-Backed Securities
	(Cost $155,579,443)	145,281,079
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
1,750,000	AIMCO CLO Series Series 2015-AA, Class ER, 7.201% (3-Month USD Libor+520 basis points), 1/15/2028[2,3,6]	1,606,947
1,437,000	Benefit Street Partners CLO Ltd. Series 2015-VIA, Class CR, 5.453% (3-Month USD Libor+345 basis points), 10/18/2029[2,3,6]	1,413,066
800,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2017-25A, Class D, 5.253% (3-Month USD Libor+325 basis points), 10/18/2029[2,3,6]	755,346
	Total Commercial Mortgage-Backed Securities
	(Cost $3,937,422)	3,775,359
	CORPORATE — 4.5%
	COMMUNICATIONS — 0.8%
410,000	Cincinnati Bell, Inc. 8.000%, 10/15/2025[2,6]	367,975
400,000	Intelsat Connect Finance S.A. 9.500%, 2/15/2023[2,6,8]	373,040
460,000	Radiate Holdco LLC / Radiate Finance, Inc. 6.625%, 2/15/2025[2,6]	466,900
260,000	UPC Holding B.V. 5.500%, 1/15/2028[2,6,8]	265,850
140,000	West Corp. 8.500%, 10/15/2025[2,6]	106,400
		1,580,165

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL — 0.6%
$550,000	AMC Entertainment Holdings, Inc. 6.125%, 5/15/2027[2]	$500,156
305,000	American Builders & Contractors Supply Co., Inc. 4.000%, 1/15/2028[2,6]	305,000
350,000	Twin River Worldwide Holdings, Inc. 6.750%, 6/1/2027[2,6]	369,355
		1,174,511
	CONSUMER, NON-CYCLICAL — 1.1%
370,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.000%, 7/15/2023[2,6,8]	246,512
750,000	Envision Healthcare Corp. 8.750%, 10/15/2026[2,6]	425,625
250,000	Surgery Center Holdings, Inc. 6.750%, 7/1/2025[2,6]	230,000
200,000	Team Health Holdings, Inc. 6.375%, 2/1/2025[2,6]	130,000
550,000	Tenet Healthcare Corp. 6.875%, 11/15/2031	504,625
450,000	Verscend Escrow Corp. 9.750%, 8/15/2026[2,6]	480,375
		2,017,137
	ENERGY — 0.9%
116,000	Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp. 6.875%, 2/1/2025[2]	91,640
375,000	Buckeye Partners LP 6.375%, 1/22/2078[2,7]	275,625
	CSI Compressco LP / CSI Compressco Finance, Inc.
363,000	7.250%, 8/15/2022[2]	324,885
200,000	7.500%, 4/1/2025[2,6]	195,000
	Denbury Resources, Inc.
162,000	9.000%, 5/15/2021[2,6]	142,560
150,000	6.375%, 8/15/2021[2]	106,500
200,000	Montage Resources Corp. 8.875%, 7/15/2023[2]	155,000
300,000	Murray Energy Corp. 11.250%, 4/15/2021[2,6,9]	1,125
450,000	Peabody Energy Corp. 6.375%, 3/31/2025[2,6]	374,062
		1,666,397

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL — 0.4%
$300,000	Acrisure LLC / Acrisure Finance, Inc. 7.000%, 11/15/2025[2,6]	$276,000
400,000	NFP Corp. 8.000%, 7/15/2025[2,6]	407,000
		683,000
	INDUSTRIAL — 0.4%
250,000	Flex Acquisition Co., Inc. 6.875%, 1/15/2025[2,6]	235,625
225,000	GFL Environmental, Inc. 8.500%, 5/1/2027[2,6,8]	248,063
180,000	New Enterprise Stone & Lime Co., Inc. 10.125%, 4/1/2022[2,6]	187,200
		670,888
	TECHNOLOGY — 0.1%
230,000	Exela Intermediate LLC / Exela Finance, Inc. 10.000%, 7/15/2023[2,6]	111,033
	UTILITIES — 0.2%
	Talen Energy Supply LLC
350,000	6.500%, 6/1/2025[2]	264,257
105,000	6.625%, 1/15/2028[2,6]	101,850
		366,107
	Total Corporate
	(Cost $8,821,257)	8,269,238
	Total Bonds
	(Cost $168,338,122)	157,325,676
	COMMERCIAL PAPER — 1.1%
1,000,000	Boeing Co. 2.100%, 1/8/2020	996,504
1,000,000	Nutrien Ltd. 2.050%, 11/18/2019	998,965
	Total Commercial Paper
	(Cost $1,995,065)	1,995,469

Number of Shares
COMMON STOCKS — 0.1%
ENERGY — 0.0%
12,991	Pacific Drilling S.A.*,8	32,477

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 0.1%
17,360	Exela Technologies, Inc.*	$10,609
6,300	MagnaChip Semiconductor Corp.*	80,451
		91,060
	Total Common Stocks
	(Cost $370,487)	123,537

Number of Contracts
	PURCHASED OPTION CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
	EQUITY — 0.0%
447	Advanced Micro Devices, Inc. Exercise Price: $16.00, Notional Amount: $715,200, Expiration Date: January 17, 2020*	447
275	Altria Group, Inc. Exercise Price: $30.00, Notional Amount: $825,000, Expiration Date: June 19, 2020*	13,612
410	Altria Group, Inc. Exercise Price: $30.00, Notional Amount: $1,230,000, Expiration Date: March 20, 2020*	—
72	AmerisourceBergen Corp. Exercise Price: $70.00, Notional Amount: $504,000, Expiration Date: January 17, 2020*	7,200
183	Cardinal Health, Inc. Exercise Price: $40.00, Notional Amount: $732,000, Expiration Date: January 17, 2020*	7,778
579	iShares 7-10 Year Treasury Bond ETF Exercise Price: $110.00, Notional Amount: $6,369,000, Expiration Date: November 15, 2019*	—
118	Lam Research Corp. Exercise Price: $110.00, Notional Amount: $1,298,000, Expiration Date: January 17, 2020*	—
83	McKesson Corp. Exercise Price: $105.00, Notional Amount: $871,500, Expiration Date: January 17, 2020*	6,225
571	Netflix, Inc. Exercise Price: $150.00, Notional Amount: $8,565,000, Expiration Date: January 17, 2020*	9,421
31	Square, Inc. Exercise Price: $35.00, Notional Amount: $108,500, Expiration Date: January 17, 2020*	—

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTION CONTRACTS (Continued)
	EQUITY (Continued)
126	Walgreens Boots Alliance, Inc. Exercise Price: $45.00, Notional Amount: $567,000, Expiration Date: January 17, 2020*	$3,906
	Total Put Options
	(Cost $270,346)	48,589
	Total Purchased Option Contracts
	(Cost $270,346)	48,589

Number of Shares
	SHORT-TERM INVESTMENTS — 5.5%
2,549,212	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.676%[10,11]	2,549,212
7,641,609	Federated Treasury Obligations Fund - Institutional Class, 1.664%[11]	7,641,609
	Total Short-Term Investments
	(Cost $10,190,821)	10,190,821
	TOTAL INVESTMENTS — 100.4%
	(Cost $197,203,460)	184,596,396
	Liabilities in Excess of Other Assets — (0.4)%	(706,662)
	TOTAL NET ASSETS — 100.0%	$183,889,734

Principal Amount
	SECURITIES SOLD SHORT — (4.6)%
	BONDS — (4.6)%
	CORPORATE — (4.6)%
	BASIC MATERIALS — (0.5)%
$(1,000,000)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.375%, 9/1/2025[2,6,8]	(970,000)
	CONSUMER, CYCLICAL — (0.1)%
(183,000)	Aston Martin Capital Holdings Ltd. 6.500%, 4/15/2022[2,6,8]	(161,980)
	CONSUMER, NON-CYCLICAL — (1.9)%
(90,000)	Air Medical Group Holdings, Inc. 6.375%, 5/15/2023[2,6]	(77,062)
(1,375,000)	Altria Group, Inc. 4.800%, 2/14/2029[2]	(1,512,332)
(725,000)	DaVita, Inc. 5.125%, 7/15/2024[2]	(741,871)

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$(900,000)	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 6.625%, 5/15/2022[2,6]	$(874,125)
(275,000)	Tenet Healthcare Corp. 7.000%, 8/1/2025[2]	(284,969)
		(3,490,359)
	FINANCIAL — (0.7)%
(1,400,000)	Washington Prime Group LP 6.450%, 8/15/2024[2]	(1,349,250)
	INDUSTRIAL — (0.9)%
(730,000)	Energizer Holdings, Inc. 7.750%, 1/15/2027[2,6]	(810,300)
(810,000)	Gates Global LLC / Gates Global Co. 6.000%, 7/15/2022[2,6]	(810,202)
		(1,620,502)
	TECHNOLOGY — (0.5)%
(500,000)	Banff Merger Sub, Inc. 9.750%, 9/1/2026[2,6]	(468,125)
(370,000)	Veritas US, Inc. / Veritas Bermuda Ltd. 10.500%, 2/1/2024[2,6]	(351,500)
		(819,625)
	Total Corporate
	(Proceeds $8,348,777)	(8,411,716)
	Total Bonds
	(Proceeds $8,348,777)	(8,411,716)
	Total Securities Sold Short
	(Proceeds $8,348,777)	$(8,411,716)

*	Non-income producing security.
[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

[3]	Floating rate security.
[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $154,396,067 which represents 84.0% of Net Assets.
[7]	Variable rate security.
[8]	Foreign security denominated in U.S. Dollars.
[9]	Security is in default.
[10]	All or a portion of this security is segregated as collateral for securities sold short.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited)

Note 1 – Organization

The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust (the “Trust”) on May 1, 2014, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Shares of the Fund are being offered on a continuous basis (the “Shares”). The Fund commenced operations on August 29, 2014. The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund’s advisor, Palmer Square Capital Management LLC.

The Fund has an “interval fund” structure pursuant to which the Fund, subject to applicable law, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”). Subject to the approval of the Fund’s Board of Trustees, the Fund will seek to conduct such quarterly repurchase offers typically for 10% of the Fund’s outstanding Shares at NAV. In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund. The Fund’s Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.

The Fund’s investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks long-term capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2019 (Unaudited)

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2019 (Unaudited)

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2019 (Unaudited)

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund did not enter into any transactions in written swaptions contracts for the period ended October 31, 2019.

(e) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(f) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2019 (Unaudited)

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Credit Default Swap Contracts

The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2019 (Unaudited)

(i) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

(j) Bank Loans

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(k) Counterparty Risks

The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions. Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2019 (Unaudited)

The Master Repurchase Agreement governs transactions between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Note 3 – Federal Income Taxes

At October 31, 2019, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$188,933,110

Gross unrealized appreciation	$303,659
Gross unrealized depreciation	(13,052,089)

Net unrealized depreciation on investments	$(12,748,430)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2019 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Bank Loans	$-	$14,912,304	$-	$14,912,304
Bonds
Asset-Backed Securities	-	145,281,079	-	145,281,079
Commercial Mortgage-Backed Securities	-	3,775,359	-	3,775,359
Corporate*	-	8,269,238	-	8,269,238
Commercial Paper	-	1,995,469	-	1,995,469
Common Stock*	123,537	-	-	123,537
Purchased Options Contracts	48,589	-	-	48,589
Short-Term Investments	10,190,821	-	-	10,190,821
Total Assets	$10,362,947	$174,233,449	$-	$184,596,396
Liabilities
Bonds
Corporate*	$-	$8,411,716	$-	$8,411,716
Total Liabilities	$-	$8,411,716	$-	$8,411,716

*	All corporate bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Palmer Square Opportunistic Income Fund

By:	/s/ Christopher D. Long
Title:	Christopher D. Long, President and Principal Executive Officer

Date:	12/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher D. Long
(Signature and Title)	Christopher D. Long, President and Principal Executive Officer

Date:	12/30/19

By:	/s/ Jeffrey D. Fox
(Signature and Title)	Jeffrey D. Fox, Treasurer and Principal Financial Officer

Date:	12/30/19